Condensed Consolidated Statement of Changes in Equity (unaudited) - SEK (kr) kr in Millions	Total	[1]	Share capital	Hedge reserve	Own credit risk	Defined benefit plans	Retained earnings
Balance at the beginning of the period at Dec. 31, 2024	kr 24,572		kr 3,990	kr (3)	kr 213	kr (6)	kr 20,378
Changes in equity [abstract]
Net profit	737	[2]					737
Other comprehensive income	46			3	43	0
Total comprehensive income	783	[2]		3	43	0	737
Dividend	(1,673)						(1,673)
Balance at the end of the period at Jun. 30, 2025	23,682		3,990	0	256	(6)	19,442
Balance at the beginning of the period at Dec. 31, 2024	24,572		3,990	(3)	213	(6)	20,378
Changes in equity [abstract]
Net profit	1,183	[2]					1,183
Other comprehensive income	9			3	13	(8)
Total comprehensive income	1,192	[2]		3	13	(8)	1,183
Dividend	(1,673)						(1,673)
Balance at the end of the period at Dec. 31, 2025	24,089		3,990	0	226	(14)	19,887
Changes in equity [abstract]
Net profit	866	[2]					866
Other comprehensive income	(88)				(86)	(2)
Total comprehensive income	778	[2]			(86)	(2)	866
Dividend	(473)						(473)
Balance at the end of the period at Jun. 30, 2026	kr 24,394		kr 3,990	kr 0	kr 140	kr (16)	kr 20,280

[1]	1 The entire equity is attributable to the shareholder of the Parent Company.
[2]	1 The entire profit is attributable to the shareholder of the Parent Company.